MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

(in thousands of $)	2017	2016
Balance at start of period	8,428	13,853
Shares acquired	46,100	—
Shares disposed of	(20,493)	—
Impairment loss	—	(7,233)
Unrealized loss recorded in other comprehensive income	1,718	1,808
	35,753	8,428